Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 23, 2025	Oct. 22, 2025	Dec. 31, 2024	Jan. 31, 2024
Convertible preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	5,000,000			5,972,716
Convertible preferred stock, shares issued					5,950,673
Convertible preferred stock, shares outstanding					5,950,673
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000			15,924,202
Common stock, shares issued	28,985,302	29,377,169		29,199,809	7,709,867	3,600,000
Common stock, shares outstanding	28,985,302	28,938,266		29,199,809	7,264,192
Treasury stock, shares				438,903	438,903
Previously Reported [Member]
Common stock, shares issued		28,938,266
Common stock, shares outstanding		28,938,266